Trade Receivables, Net (Details) - Schedule of analysis of past due but not impaired trade receivables - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019
Schedule of analysis of past due but not impaired trade receivables [Abstract]
Balance as of	$ 20,389	[1]	$ 67

[1]	The amount was collected during January,2021.